Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0001688954
Registrant Name	Essential Properties, L.P.
Registration File Number	333-280265-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES